UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:     (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     August 07, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $217,412 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      640      221 SH       SOLE                        0        0      221
EATON VANCE FLTING RATE INC    COM              278279104      114    10772 SH       SOLE                        0        0    10772
EXXON MOBIL CORP               COM              30231G102      277     3969 SH       SOLE                        0        0     3969
ISHARES TR                     S&P 500 INDEX    464287200    45081   488152 SH       SOLE                        0        0   488152
ISHARES TR                     BARCLYS TIPS BD  464287176     5723    56306 SH       SOLE                        0        0    56306
ISHARES TR                     DJ US REAL EST   464287739     6425   198178 SH       SOLE                        0        0   198178
ISHARES TR                     MSCI EAFE IDX    464287465    21646   472510 SH       SOLE                        0        0   472510
ISHARES TR                     MSCI EMERG MKT   464287234     6363   197418 SH       SOLE                        0        0   197418
ISHARES TR                     RUSSELL 1000     464287622    32760   646662 SH       SOLE                        0        0   646662
ISHARES TR                     RUSSELL1000VAL   464287598      260     5472 SH       SOLE                        0        0     5472
ISHARES TR                     RUSSELL 2000     464287655     7412   145107 SH       SOLE                        0        0   145107
ISHARES TR                     RSSL MCRCP IDX   464288869     7360   223854 SH       SOLE                        0        0   223854
ISHARES TR                     S&P DEV EX-US    464288422     3079   117767 SH       SOLE                        0        0   117767
ISHARES TR                     S&P EURO PLUS    464287861      231     7360 SH       SOLE                        0        0     7360
ISHARES TR                     RUSSELL 3000     464287689      436     8084 SH       SOLE                        0        0     8084
MIDCAP SPDR TR                 UNIT SER 1       595635103      206     1962 SH       SOLE                        0        0     1962
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    15210   529407 SH       SOLE                        0        0   529407
SPDR TR                        UNIT SER 1       78462F103     1660    18050 SH       SOLE                        0        0    18050
UNION PAC CORP                 COM              907818108      985    18922 SH       SOLE                        0        0    18922
VANGUARD INDEX FDS             VALUE ETF        922908744      242     6124 SH       SOLE                        0        0     6124
VANGUARD INDEX FDS             REIT ETF         922908553    19926   642552 SH       SOLE                        0        0   642552
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     6801   213747 SH       SOLE                        0        0   213747
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    34575  1210608 SH       SOLE                        0        0  1210608